Leases, Right-of-use assets (Details) £ in Thousands		12 Months Ended
	Dec. 23, 2020 Agreement	Dec. 31, 2022 GBP (£) SquareFeet	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Right-of-Use Assets [Abstract]
Balance		£ 22,593	£ 23,093
Additions		2,575	31
Remeasurements		1,710	970
Depreciation charge for the year		(1,827)	(1,501)	£ (2,530)
Effect of foreign currency translation		122	0
Balance		£ 25,173	£ 22,593	£ 23,093
Leasehold Properties and Improvements Including Right of Use Assets [Member]
Lease, right-of-use assets, additional information [Abstract]
Number of guarantee agreements associated with the termination of lease | Agreement	2
United Kingdom [Member]
Leases [Abstract]
Area of lease space | SquareFeet		114,000
United States [Member]
Leases [Abstract]
Area of lease space | SquareFeet		20,000